SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total capital expenditures	$ 559,042	$ 437,912	$ 1,455,842
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	515,420	432,806	1,325,049
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	4,690	7,763	6,446
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	5,776	3,031	18,404
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	467,780	359,258	331,503
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	37,174	62,754	968,696
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	13,571	3,621	98,884
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 30,051	$ 1,485	$ 31,909